21.Equity	12 Months Ended
Dec. 31, 2018
Equity
Equity

21.Equity

21.1.   Capital stock

As of December 31, 2018, the Company’s capital stock was R$3,098,230, represented by 3,131,226,450 shares, comprised by 2,863,682,710 common shares and 267,543,740 preferred shares.

On December 20, 2018, Fundo Volluto, the Company controlling shareholder, transferred all of its preferred shares in the Company to MOBI Fundo de Investimento em Ações (“MOBI”).

The Company’s shares are held as follows:

	12/31/2018			12/31/2017
	Common	Preferred	Total	Common	Preferred	Total
Fundo Volluto	100.00%	-	23.42%	100.00%	49.25%	61.19%
MOBI	-	48.85%	37.41%	-	-	-
Delta Air Lines, Inc.	-	12.29%	9.41%	-	12.38%	9.47%
Air France – KLM	-	1.58%	1.21%	-	1.60%	1.22%
Treasury shares	-	0.00%	0.00%	-	0.10%	0.08%
Other	-	1.03%	0.79%	-	0.93%	0.71%
Free float	-	36.25%	27.76%	-	35.74%	27.33%
Total	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%

The Company’s authorized capital stock as of December 31, 2018 was R$4.0 billion. Within the authorized limit, the Company can, once approved by the Board of Directors, increase its capital regardless of any amendment to its by-laws, by issuing shares, without necessarily maintaining the proportion between the different types of shares. Under the law terms, in case of capital increase within the authorized limit, the Board of Directors will define the issuance conditions, including pricing and payment terms.

During the year ended December 31, 2018, the Company’s Board of Directors approved capital increases through the subscription of shares as a result of the exercise of stock options: (i) on January 11, 2018, in the amount of R$1,500, from the subscription of 161,029 preferred shares; (ii) on May 8, 2018, in the amount of R$5,798, from the subscription of 498,674 preferred shares; (iii) on August 1, 2018, in the amount of R$2,472, from the subscription of 331,418 preferred shares; (iv) on October 31, 2018, in the amount of R$167, from the subscription of 63,601 preferred shares; and (v) on December 21, 2018, in the amount of R$5,491, from the subscription of 589,586 preferred shares.

As of December 31, 2018, the Company’s balance of “Advance for future capital increase” totaled R$2,818, due to the subscription of 348,821 preferred shares as a result of the exercise of stock options.

As of December 31, 2018 and 2017, the share issuance costs totaled R$155,618.

21.2.   Treasury shares

In the year ended December 31, 2018, the Company (i) repurchased 740,000 shares in the amount of R$15,929; (ii) transferred 1,012,222 treasury shares by means of remuneration to the beneficiaries of the restricted stock plan, granted on August 11, 2015, in the amount of R$19,685, with goodwill of R$286.

As of December 31, 2018, the Company had 6,390 treasury shares, totaling R$126 (278,612 shares in the amount of R$4,168 as of December 31, 2017). As of December 31, 2018, the market value of the treasury shares stood at R$160 (R$4,068 as of December 31, 2017).